RISK MANAGEMENT (Details Textual) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Risk Management Explanatory [Line Items]
Maximum amount of unsecured loans as a percentage of regulatory capital	10.00%
Investment in debt instrument as a percentage of total portfolio	61.26%	65.02%
Information on how entity determined that financial assets are credit-impaired financial assets	2,000
Maximum percentage of average difference in foreign currency demoninated rights and foreign currency denominated obligations	20.00%
Maximum negative percentage of average difference in foreign currency demoninated rights and foreign currency denominated obligations	5.00%
Maximum percentage of average spot foreign currency positions	50.00%
Maximum percentage of gross leverage positions	550.00%
Increse in peso value of USD	$ 10
Decrease in equity due to change in value of USD	$ 1,534	$ 13,643
Increase in equity due to change in value of USD		8,186
Decrease in profit before tax due to change in value of USD	921
Increase in interest income, Fifty Basis Point Increase in Interest rate	893,925	849,370
Increase in interest Expense, Fifty Basis Point Increase in Interest rate	973,911	931,643
Increase in interest income, Hundred Basis Point Increase in Interest rate	1,787,849	1,698,740
Increase in interest Expense, Hundred Basis Point Increase in Interest rate	$ 1,947,823	1,863,286
Solvency Risk Ratio	9.00%
Basic Solvency Risk Ratio	4.50%
Investment subject to value at risk	$ 67,538	$ 60,845
Banco de Bogota [Member] | Market risk [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Market risk weighted assets as a percentage of total risk weighted assets	7.50%	5.50%
Banco de Occidente S.A. [Member] | Market risk [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Market risk weighted assets as a percentage of total risk weighted assets	5.90%	4.20%
Banco Popular S.A [Member] | Market risk [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Market risk weighted assets as a percentage of total risk weighted assets	7.50%	9.60%
Banco AV Villas S.A [Member] | Market risk [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Market risk weighted assets as a percentage of total risk weighted assets	2.20%	13.60%
Corficolombiana S.A [Member] | Market risk [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Market risk weighted assets as a percentage of total risk weighted assets	32.30%	23.60%